PROPERTY AND EQUIPMENT (Details narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Depreciation expense	$ 5,485	$ 5,515
Estimated useful life	5 years		5 years
Depreciation expense	$ 5,485	$ 5,455	$ 11,001	$ 5,515